Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	View, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3674
Entity Tax Identification Number	84-3235065
Entity Address, Address Line One	195 S. Milpitas Blvd.
Entity Address, City or Town	Milpitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95035
City Area Code	408
Local Phone Number	263-9200
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Amended to reflect certain revisions to the Form S-1 in response to the comment letter dated September 26, 2022 from the staff of the U.S. Securities and Exchange Commission
Entity Central Index Key	0001811856